Other Liabilities	12 Months Ended
Dec. 31, 2017
Miscellaneous liabilities [abstract]
Other Liabilities

26.   Other liabilities

The detail of Other liabilities in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015

Transactions in transit	811	994	744
Accrued expenses and deferred income	6,790	6,507	6,562
Other	4,990	3,569	2,915
	12,591	11,070	10,221